Containers and Fixed Assets	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment [Abstract]
Containers and Fixed Assets

(8) Containers and Fixed Assets

Containers, net at December 31, 2017 and 2016 consisted of the following:

	2017	2016 (1)
Containers	$4,963,965	$4,708,326
Less accumulated depreciation	(1,172,355)	(990,784)
Containers, net	$3,791,610	$3,717,542

(1)

Amount as of December 31, 2016 has been restated for immaterial corrections of identified errors related to the calculation of gain on sale of containers, net (see Note 2 “Immaterial Correction of Errors in Prior Periods”).

Trading containers had carrying values of $10,752 and $4,363 as of December 31, 2017 and 2016, respectively, and are not subject to depreciation. Containers held for sale had carrying values of $22,089 and $25,513 as of December 31, 2017 and 2016, respectively, and are also not subject to depreciation. All owned containers are pledged as collateral for debt as of December 31, 2017 and 2016.

Fixed assets, net at December 31, 2017 and 2016 consisted of the following:

	2017	2016
Computer equipment and software	$9,563	$8,898
Office furniture and equipment	1,428	1,408
Automobiles	36	34
Leasehold improvements	1,912	1,789
	12,939	12,129
Less accumulated depreciation	(10,788)	(10,136)
Fixed assets, net	$2,151	$1,993